Cost of Revenues (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Cost of Revenues

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Revenue sharing fees and content costs	2,468,681	3,215,533
Bandwidth costs	364,744	504,924
Salaries and welfare	91,228	148,073
Payment handling costs	44,536	81,598
Share-based compensation	8,290	30,587
Depreciation and amortization	19,949	23,318
Other taxes and surcharges	10,339	22,895
Others	25,131	32,436

Total	3,032,898	4,059,364

Douyu [Member]
Schedule of Cost of Revenues
Cost of revenues consist of the following:

	Six months ended June 30,
	2019	2020
	RMB	RMB
Bandwidth costs	315,618,557	321,299,441
Revenue sharing fees and content costs	2,394,021,579	3,329,777,086
Others	148,034,307	126,374,354

Total	2,857,674,443	3,777,450,881